Summary of Remeasurement of Defined Benefit Plans (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Gain (loss) on remeasurement, net defined benefit liability (asset) [abstract]
Remeasurement gains (losses) recognized in other comprehensive income in respect of other employee defined benefit plans	$ 121	$ (44)	$ (75)